Interest Income and Expense (Tables)	9 Months Ended
Jul. 31, 2025
Interest Income and Expense [Abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income

and interest expense by basis of accounting

measurement.
Interest Income
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31, 2025 July 31, 2024 July 31, 2025 July 31, 2024
Measured at amortized cost 1 $ 18,457 $ 20,586 $ 56,528 $ 59,846

Measured at FVOCI – Debt instruments 1 1,157 966 3,117 2,864
19,614 21,552 59,645 62,710
Measured or designated at FVTPL 2,049 2,173 6,282 6,670
Measured at FVOCI – Equity instruments 81 81 271 235
Total $ 21,744 $ 23,806 $ 66,198 $ 69,615
Interest income is calculated using EIRM.
Interest Expense
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31, 2025 July 31, 2024 July 31, 2025 July 31, 2024
Measured at amortized cost 1 $ 10,605 $ 12,939 $ 33,047 $ 37,635

Measured or designated at FVTPL 2,613 3,288 8,634 9,448
Total $ 13,218 $ 16,227 $ 41,681 $ 47,083
Interest expense is calculated using EIRM.